UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/14

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments—March 31, 2014 (Unaudited)

Bonds and Notes—98.5%†		Principal Amount	Fair Value
U.S. Treasuries—29.5%
U.S. Treasury Bonds
3.63%	08/15/43	$3,450,900	$3,492,960
4.50%	02/15/36	11,011,200	12,924,396	(a)
U.S. Treasury Notes
0.25%	02/29/16	4,308,000	4,296,558	(a)
0.75%	01/15/17	41,748,000	41,686,046	(a)
0.88%	01/31/17	182,800	183,028	(a)
1.50%	02/28/19	22,270,900	22,048,191	(a)
2.50%	08/15/23	7,148,900	7,046,692
2.75%	02/15/24	2,537,000	2,542,551
3.13%	05/15/19	1,800	1,920
			94,222,342
Agency Mortgage Backed—28.3%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	38,919	41,565	(a)
5.00%	07/01/35	272,666	300,760	(a)
5.00%	06/01/41	1,462,620	1,612,863
5.50%	05/01/20 - 04/01/39	639,900	706,431	(a)
6.00%	04/01/17 - 11/01/37	1,165,961	1,308,135	(a)
6.50%	07/01/29	2,260	2,535	(a)
7.00%	10/01/16 - 08/01/36	176,656	198,092	(a)
7.50%	11/01/29 - 09/01/33	8,957	9,861	(a)
8.00%	11/01/30	9,642	10,979	(a)
Federal National Mortgage Assoc.
2.35%	04/01/37	2,931	3,059	(b)
3.00%	05/01/43 - 06/01/43	8,941,291	8,643,714
3.50%	11/01/42 - 02/01/43	4,419,689	4,454,562
4.00%	05/01/19 - 06/01/19	111,153	117,466	(a)
4.00%	01/01/41 - 03/01/44	8,159,648	8,491,446
4.50%	05/01/18 - 02/01/40	3,118,703	3,326,493	(a)
4.50%	11/01/40 - 04/01/41	7,505,638	8,013,090
5.00%	07/01/20 - 08/01/35	445,524	489,284	(a)
5.00%	03/01/39 - 06/01/41	2,576,452	2,845,978
5.50%	06/01/14 - 04/01/38	1,351,597	1,491,324	(a)
5.50%	11/01/35 - 01/01/39	1,419,766	1,572,667
6.00%	05/01/14 - 08/01/35	2,087,354	2,346,603	(a)
6.50%	06/01/14 - 08/01/36	311,091	346,038	(a)
7.00%	10/01/16 - 02/01/34	42,076	45,390	(a)
7.50%	02/01/15 - 12/01/33	113,819	127,671	(a)
8.00%	11/01/14 - 01/01/33	38,179	42,785	(a)
8.50%	04/01/30	5,583	6,903	(a)
9.00%	12/01/17 - 12/01/22	17,238	18,872	(a)
3.00%	TBA	13,595,000	13,121,299	(c)
3.50%	TBA	5,445,000	5,477,330	(c)
4.50%	TBA	805,000	858,709	(c)
5.00%	TBA	4,764,000	5,123,738	(c)
6.00%	TBA	2,132,000	2,376,097	(c)
6.50%	TBA	878,000	987,476	(c)

Government National Mortgage Assoc.
3.00%	06/20/43	941,726	928,472
3.50%	05/20/43	3,785,118	3,868,235
4.00%	01/20/41 - 04/20/43	4,887,431	5,144,307
4.50%	08/15/33 - 03/20/41	2,272,922	2,458,586	(a)
4.50%	05/20/40	344,432	371,815
5.00%	08/15/33	108,956	120,214	(a)
6.00%	04/15/27 - 09/15/36	483,053	553,469	(a)
6.50%	04/15/19 - 09/15/36	185,725	209,404	(a)
7.00%	11/15/27 - 10/15/36	131,122	147,322	(a)
7.50%	03/15/23 - 11/15/31	54,832	58,206	(a)
8.00%	09/15/27 - 06/15/30	34,719	36,764	(a)
8.50%	10/15/17	14,266	15,473	(a)
9.00%	11/15/16 - 12/15/21	33,433	36,043	(a)
5.00%	TBA	1,167,000	1,274,583	(c)
5.50%	TBA	435,000	481,287	(c)
			90,223,395
Agency Collateralized Mortgage Obligations—0.4%
Collateralized Mortgage Obligation Trust
0.40%	11/01/18	4,136	4,117	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,728,445	15,845	(a,b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,588,160	168,747	(f)
4.50%	02/15/18 - 03/15/18	69,154	2,361	(a,f)
5.00%	05/15/18 - 10/15/18	59,854	1,942	(a,f)
5.00%	02/15/38	44,339	2,720	(f)
5.50%	06/15/33	116,877	22,270	(a,f)
6.45%	08/15/25	633,559	85,662	(b,f)
8.00%	04/15/20	2,327	2,501	(a)
Federal Home Loan Mortgage Corp. STRIPS
2.32%	08/01/27	1,935	1,771	(a,d,e)
8.00%	02/01/23 - 07/01/24	7,342	1,734	(a,f)
Federal National Mortgage Assoc. REMIC
1.07%	12/25/22	5,115	4,984	(a,d,e)
1.24%	12/25/42	405,804	13,530	(a,b,f)
5.00%	02/25/32	24,147	252	(a,f)
5.00%	02/25/40 - 09/25/40	1,021,060	121,444	(f)
5.85%	07/25/38	190,408	27,537	(b,f)
8.00%	05/25/22	11	275	(a,f)
Federal National Mortgage Assoc. STRIPS
2.18%	12/01/34	134,073	122,327	(d,e)
4.50%	08/01/35 - 01/01/36	284,702	44,026	(a,f)
5.00%	03/25/38 - 05/25/38	170,028	29,953	(f)
5.50%	12/01/33	36,878	7,243	(f)
6.00%	01/01/35	139,307	25,040	(a,f)
7.50%	11/01/23	23,117	3,786	(a,f)
8.00%	08/01/23 - 07/01/24	14,337	2,541	(a,f)
8.50%	03/01/17 - 07/25/22	11,591	1,797	(a,f)
9.00%	05/25/22	4,788	1,056	(a,f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,858,674	218,111	(f)
5.00%	12/20/35 - 09/20/38	1,248,693	117,071	(f)
6.09%	02/20/40	533,104	100,724	(b,f)
			1,151,367

Asset Backed—0.3%
Capital One Multi-Asset Execution Trust 2006-B1
0.44%	01/15/19	500,000	495,866	(a,b)
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-1
3.99%	11/25/33	349,167	358,170	(a,g)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	150,000	150,417	(a)
			1,004,453
Corporate Notes—32.1%
21st Century Fox America Inc.
6.65%	11/15/37	248,000	302,906	(a)
ABB Finance USA Inc.
1.63%	05/08/17	392,000	394,676
AbbVie Inc.
1.75%	11/06/17	372,000	373,176
2.00%	11/06/18	730,000	723,919
2.90%	11/06/22	241,000	232,006
AES Corp.
8.00%	10/15/17	49,000	58,004
AES Panama S.A.
6.35%	12/21/16	287,000	303,688	(h)
Agilent Technologies Inc.
5.50%	09/14/15	347,000	370,001	(a)
Agrium Inc.
3.50%	06/01/23	203,000	197,178
4.90%	06/01/43	462,000	456,593
Altria Group Inc.
2.95%	05/02/23	210,000	193,884
4.50%	05/02/43	210,000	192,901
5.38%	01/31/44	212,000	221,624
America Movil SAB de C.V.
2.38%	09/08/16	550,000	565,950	(a)
American Axle & Manufacturing Inc.
6.25%	03/15/21	279,000	297,135
7.75%	11/15/19	81,000	93,555
American International Group Inc.
3.38%	08/15/20	378,000	385,897
American Seafoods Group LLC
10.75%	05/15/16	385,000	397,994	(h)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	513,000	525,690
3.50%	01/31/23	203,000	191,965
5.00%	02/15/24	336,000	349,945
Anadarko Petroleum Corp.
6.20%	03/15/40	437,000	506,002
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	212,000	199,226	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	515,000	486,257
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17	417,000	417,123	(h)
3.00%	02/06/19	417,000	415,100	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	234,000	218,037
Arizona Public Service Co.
6.25%	08/01/16	358,000	400,867	(a)

Ascension Health
4.85%	11/15/53	326,000	334,050
AT&T Inc.
2.38%	11/27/18	458,000	460,276
4.35%	06/15/45	642,000	566,613
AXIS Specialty Finance PLC
5.15%	04/01/45	229,000	230,543
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	150,000	141,188	(h)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200,000	202,750	(h)
Bank of America Corp.
2.00%	01/11/18	854,000	852,400	(a)
2.60%	01/15/19	147,000	147,580
2.65%	04/01/19	423,000	424,349
3.30%	01/11/23	340,000	327,790	(a)
4.00%	04/01/24	212,000	211,750	(c)
4.10%	07/24/23	218,000	221,121
4.13%	01/22/24	326,000	329,674
5.00%	01/21/44	326,000	332,809
Barclays Bank PLC
2.25%	05/10/17	1,186,000	1,219,528	(a,h)
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	510,000	516,941
3.00%	05/15/22	194,000	193,381	(a)
Berkshire Hathaway Inc.
1.55%	02/09/18	419,000	417,107
4.50%	02/11/43	419,000	415,229
BHP Billiton Finance USA Ltd.
3.85%	09/30/23	212,000	217,183
5.00%	09/30/43	212,000	224,335
Bombardier Inc.
7.75%	03/15/20	299,000	334,880	(a,h)
BP Capital Markets PLC
1.38%	05/10/18	632,000	618,678
3.81%	02/10/24	417,000	420,729
Brocade Communications Systems Inc.
4.63%	01/15/23	152,000	145,160	(h)
Cargill Inc.
6.00%	11/27/17	247,000	282,270	(a,h)
Case New Holland Industrial Inc.
7.88%	12/01/17	214,000	250,915	(a)
Catholic Health Initiatives
2.60%	08/01/18	125,000	125,074
2.95%	11/01/22	203,000	191,591
4.20%	08/01/23	105,000	106,417
4.35%	11/01/42	130,000	118,949
Central American Bank for Economic Integration
5.38%	09/24/14	380,000	386,959	(a,h)
Cequel Capital Corp.
5.13%	12/15/21	401,000	396,990	(h)
CF Industries Inc.
5.38%	03/15/44	329,000	343,005
Chesapeake Energy Corp.
3.25%	03/15/16	240,000	242,400

Cigna Corp.
2.75%	11/15/16	372,000	387,590
4.00%	02/15/22	373,000	386,780	(a)
Citigroup Inc.
1.75%	05/01/18	419,000	411,657	(a)
3.50%	05/15/23	331,000	312,282
5.00%	09/15/14	352,000	358,816	(a)
5.50%	09/13/25	167,000	177,888
6.68%	09/13/43	349,000	408,679
CMS Energy Corp.
3.88%	03/01/24	209,000	211,755
4.88%	03/01/44	209,000	212,935
CNA Financial Corp.
5.88%	08/15/20	326,000	374,208
CNH Capital LLC
3.88%	11/01/15	239,000	245,572
Cogeco Cable Inc.
4.88%	05/01/20	400,000	398,000	(h)
Comcast Corp.
3.60%	03/01/24	334,000	335,809
4.75%	03/01/44	209,000	212,142
Commonwealth Bank of Australia
0.75%	01/13/17	547,000	547,552	(h)
Community Health Systems Inc.
7.13%	07/15/20	233,000	252,805
Constellation Brands Inc.
7.25%	09/01/16	400,000	451,000	(a)
Continental Resources Inc.
4.50%	04/15/23	420,000	434,982
Corp Andina de Fomento
4.38%	06/15/22	372,000	383,111
Corp Nacional del Cobre de Chile
5.63%	09/21/35	76,000	78,686	(h)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	610,000	563,921
COX Communications Inc.
4.70%	12/15/42	92,000	81,964	(h)
Credit Suisse AG
2.60%	05/27/16	405,000	420,418	(h)
CVS Caremark Corp.
5.30%	12/05/43	212,000	234,011
Daimler Finance North America LLC
2.38%	08/01/18	325,000	327,982	(h)
DCP Midstream Operating LP
2.70%	04/01/19	128,000	127,692
5.60%	04/01/44	213,000	222,331
Denbury Resources Inc.
6.38%	08/15/21	304,000	324,520	(a)
Dexia Credit Local S.A.
2.25%	01/30/19	843,000	837,581	(h)
Diageo Capital PLC
1.13%	04/29/18	419,000	407,433	(a)
Diageo Investment Corp.
2.88%	05/11/22	506,000	491,002	(a)
DigitalGlobe Inc.
5.25%	02/01/21	399,000	394,012	(a)

DIRECTV Holdings LLC
4.45%	04/01/24	638,000	639,800
5.15%	03/15/42	401,000	379,102
Dominion Resources Inc.
1.95%	08/15/16	783,000	797,763	(a)
DPL Inc.
7.25%	10/15/21	23,000	23,748
Duke Energy Corp.
1.63%	08/15/17	371,000	371,800
3.05%	08/15/22	202,000	196,533	(a)
Eaton Corp.
2.75%	11/02/22	453,000	428,825
eBay Inc.
2.60%	07/15/22	235,000	223,084
4.00%	07/15/42	222,000	196,351
Electricite de France
2.15%	01/22/19	838,000	833,758	(h)
EMC Corp.
1.88%	06/01/18	420,000	419,720
Empresa Nacional del Petroleo
4.75%	12/06/21	256,000	263,543	(h)
Energy Transfer Partners LP
6.50%	02/01/42	344,000	389,866
Enterprise Products Operating LLC
4.45%	02/15/43	253,000	237,500
European Investment Bank
0.88%	12/15/14	850,000	854,216
4.88%	01/17/17	850,000	941,621	(a)
Exelon Corp.
4.90%	06/15/15	505,000	528,303
Express Scripts Holding Co.
2.65%	02/15/17	474,000	490,197
3.13%	05/15/16	434,000	452,148
Florida Power & Light Co.
4.13%	02/01/42	222,000	213,763	(a)
Ford Motor Credit Company LLC
5.88%	08/02/21	318,000	365,902
Freeport-McMoRan Copper & Gold Inc.
5.45%	03/15/43	355,000	349,097
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	173,000	184,029	(a,h)
Frontier Communications Corp.
7.13%	03/15/19	354,000	392,055
General Motors Co.
4.88%	10/02/23	231,000	236,775	(h)
Genworth Holdings Inc.
4.80%	02/15/24	208,000	216,376
7.70%	06/15/20	189,000	230,276
Gilead Sciences Inc.
3.70%	04/01/24	425,000	425,178
4.80%	04/01/44	319,000	328,380
Glencore Funding LLC
2.50%	01/15/19	609,000	588,074	(h)
4.13%	05/30/23	641,000	612,209	(h)
Goldman Sachs Capital I
6.35%	02/15/34	205,000	212,254

Great Plains Energy Inc.
4.85%	06/01/21	403,000	435,209	(a)
HCA Inc.
6.50%	02/15/20	309,000	346,080	(a)
Hewlett-Packard Co.
2.75%	01/14/19	1,048,000	1,054,930
Hexion US Finance Corp.
6.63%	04/15/20	200,000	207,000
HSBC Holdings PLC
4.25%	03/14/24	340,000	340,419
5.25%	03/14/44	213,000	215,376
Hughes Satellite Systems Corp.
6.50%	06/15/19	238,000	261,205
Huntsman International LLC
4.88%	11/15/20	399,000	401,494
Hyundai Capital America
1.63%	10/02/15	371,000	374,382	(h)
2.13%	10/02/17	189,000	190,376	(h)
iGATE Corp.
9.00%	05/01/16	400,000	420,000
Illinois Tool Works Inc.
3.50%	03/01/24	418,000	416,448
ING U.S. Inc.
5.50%	07/15/22	326,000	365,678
5.70%	07/15/43	219,000	247,704
Ingles Markets Inc.
5.75%	06/15/23	379,000	379,000
Instituto Costarricense de Electricidad
6.95%	11/10/21	200,000	212,000	(a,h)
IntercontinentalExchange Group Inc.
4.00%	10/15/23	424,000	439,855
International Business Machines Corp.
3.63%	02/12/24	625,000	630,179
Invesco Finance PLC
3.13%	11/30/22	573,000	554,784
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	128,400	(a,h)
Jefferies Group Inc.
5.13%	01/20/23	168,000	176,571	(a)
6.50%	01/20/43	140,000	146,635	(a)
Kerr-McGee Corp.
6.95%	07/01/24	425,000	515,351
KFW
2.00%	10/04/22	929,000	872,479	(a)
4.50%	07/16/18	238,000	266,291	(a)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	507,000	478,709	(a)
Kinross Gold Corp.
5.95%	03/15/24	209,000	209,382	(h)
6.88%	09/01/41	140,000	134,480	(a)
Korea National Oil Corp.
2.88%	11/09/15	278,000	285,892	(a,h)
Liberty Mutual Group Inc.
4.25%	06/15/23	434,000	440,443	(a,h)
Linn Energy LLC
7.25%	11/01/19	376,000	391,980	(a,h)
8.63%	04/15/20	172,000	186,835	(a)

Lowe’s Companies Inc.
5.00%	09/15/43	212,000	224,923
LYB International Finance BV
4.88%	03/15/44	282,000	281,491
MasterCard Inc.
3.38%	04/01/24	329,000	328,463
Medtronic Inc.
4.63%	03/15/44	146,000	150,014
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	146,725	(a)
Microsoft Corp.
2.38%	05/01/23	840,000	784,225	(a)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	330,000	394,747	(a)
Morgan Stanley
2.13%	04/25/18	410,000	409,102	(a)
4.75%	03/22/17	271,000	295,750	(a)
4.88%	11/01/22	406,000	426,618	(a)
5.00%	11/24/25	426,000	438,320
Mylan Inc.
7.88%	07/15/20	436,000	488,745	(a,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	231,000	243,296	(a,h)
NCL Corp. Ltd.
5.00%	02/15/18	222,000	230,325
Newfield Exploration Co.
5.63%	07/01/24	330,000	342,375	(a)
5.75%	01/30/22	358,000	380,375	(a)
Nexen Energy ULC
6.40%	05/15/37	223,000	256,562	(a)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	711,000	728,109
Northeast Utilities
1.45%	05/01/18	421,000	408,562	(a)
Novartis Capital Corp.
2.40%	09/21/22	446,000	421,486	(a)
4.40%	05/06/44	481,000	485,341
NYSE Euronext
2.00%	10/05/17	485,000	492,937	(a)
Omnicom Group Inc.
3.63%	05/01/22	324,000	321,764	(a)
Oracle Corp.
1.20%	10/15/17	609,000	604,213	(a)
3.63%	07/15/23	302,000	305,811
PacifiCorp
6.25%	10/15/37	8,000	10,106
Perrigo Co. PLC
2.30%	11/08/18	425,000	420,386	(h)
Petrobras Global Finance BV
3.00%	01/15/19	490,000	463,079	(a)
6.25%	03/17/24	98,000	100,966
7.25%	03/17/44	98,000	100,600
Petrobras International Finance Co.
3.50%	02/06/17	393,000	397,245	(a)
3.88%	01/27/16	159,000	163,283	(a)

Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	598,000	580,570
4.88%	01/18/24	335,000	345,887
5.50%	01/21/21	259,000	282,957
6.00%	03/05/20	150,000	168,937	(a)
6.50%	06/02/41	71,000	77,745
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	318,750	341,461
Philip Morris International Inc.
4.13%	03/04/43	209,000	192,076	(a)
Pitney Bowes Inc.
4.63%	03/15/24	298,000	295,895
Plains Exploration & Production Co.
6.50%	11/15/20	204,000	224,655	(a)
PPL Capital Funding Inc.
5.00%	03/15/44	255,000	258,327
Prudential Financial Inc.
5.63%	06/15/43	257,000	262,140	(a,b)
Public Service Electric & Gas Co.
2.38%	05/15/23	632,000	583,716	(a)
Range Resources Corp.
5.75%	06/01/21	258,000	276,382	(a)
Realty Income Corp. (REIT)
4.65%	08/01/23	216,000	226,021	(a)
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	399,000	436,406
Revlon Consumer Products Corp.
5.75%	02/15/21	771,000	774,855
Rockwell Collins Inc.
3.70%	12/15/23	339,000	343,747
Rowan Companies Inc.
4.75%	01/15/24	294,000	297,493
5.85%	01/15/44	84,000	85,342
Royal Bank of Canada
1.20%	09/19/18	663,000	658,360	(a)
RSI Home Products Inc.
6.88%	03/01/18	399,000	427,927	(a,h)
Sabine Pass Liquefaction LLC
5.63%	02/01/21	160,000	165,000
Sanofi
1.25%	04/10/18	422,000	412,854	(a)
Schaeffler Holding Finance BV
6.88%	08/15/18	240,000	255,300	(h,i)
Shell International Finance BV
3.40%	08/12/23	642,000	643,292
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	336,000	306,291	(a,h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	440,000	466,400	(a,h)
Sprint Corp.
7.25%	09/15/21	235,000	256,150	(h)
Standard Chartered PLC
5.70%	03/26/44	487,000	482,422	(h)
Statoil ASA
3.70%	03/01/24	638,000	649,967
4.80%	11/08/43	213,000	227,528

Sunoco Logistics Partners Co.
4.25%	04/01/24	212,000	211,521
SunTrust Banks Inc.
2.35%	11/01/18	425,000	425,152
T-Mobile USA Inc.
6.25%	04/01/21	69,000	72,968
Talisman Energy Inc.
5.50%	05/15/42	163,000	161,468
6.25%	02/01/38	355,000	379,468	(a)
Teck Resources Ltd.
5.40%	02/01/43	210,000	197,837	(a)
Tenet Healthcare Corp.
4.75%	06/01/20	158,000	159,185
Textron Inc.
6.20%	03/15/15	334,000	350,607	(a)
The Allstate Corp.
5.75%	08/15/53	235,000	246,750	(b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	600,000	598,008	(h)
The Coca-Cola Co.
3.30%	09/01/21	442,000	454,171
The Goldman Sachs Group Inc.
2.38%	01/22/18	501,000	504,329
2.63%	01/31/19	624,000	622,401
2.90%	07/19/18	179,000	182,543
4.00%	03/03/24	501,000	498,779
6.75%	10/01/37	232,000	265,760
The Interpublic Group of Companies Inc.
4.20%	04/15/24	592,000	590,887
The Korea Development Bank
3.25%	03/09/16	380,000	395,584	(a)
4.00%	09/09/16	220,000	234,071	(a)
The McClatchy Co.
9.00%	12/15/22	245,000	285,119
The Potomac Edison Co.
5.35%	11/15/14	245,000	252,403	(a)
The Southern Co.
2.45%	09/01/18	513,000	520,272
Thermo Fisher Scientific Inc.
2.40%	02/01/19	297,000	295,758
4.15%	02/01/24	467,000	480,465
Time Warner Cable Inc.
5.88%	11/15/40	481,000	521,192
6.55%	05/01/37	123,000	142,856
Time Warner Inc.
5.35%	12/15/43	494,000	526,457
Tops Holding Corp.
8.88%	12/15/17	778,000	849,965
Total Capital International S.A.
1.55%	06/28/17	682,000	688,707	(a)
Transocean Inc.
6.50%	11/15/20	416,000	467,138
tw telecom holdings inc.
6.38%	09/01/23	157,000	167,990
U.S. Bancorp
3.44%	02/01/16	645,000	673,300	(a)

Union Bank NA
2.63%	09/26/18	475,000	483,990
Unit Corp.
6.63%	05/15/21	400,000	424,000	(a)
United Rentals North America Inc.
5.75%	07/15/18	399,000	426,930	(a)
Vail Resorts Inc.
6.50%	05/01/19	431,000	453,089	(a)
Vale Overseas Ltd.
6.25%	01/11/16	232,000	251,792	(a)
Valeant Pharmaceuticals International
6.38%	10/15/20	400,000	432,000	(a,h)
Verizon Communications Inc.
2.45%	11/01/22	425,000	387,298
3.45%	03/15/21	638,000	646,735
5.05%	03/15/34	128,000	131,312
5.15%	09/15/23	841,000	920,322
6.55%	09/15/43	297,000	361,430
Viasystems Inc.
7.88%	05/01/19	240,000	258,600	(a,h)
Weatherford International Ltd.
4.50%	04/15/22	126,000	131,947	(a)
5.95%	04/15/42	385,000	414,813	(a)
6.75%	09/15/40	105,000	122,264	(a)
WellPoint Inc.
3.30%	01/15/23	419,000	401,814
Wells Fargo & Co.
3.45%	02/13/23	451,000	437,734	(a)
4.13%	08/15/23	210,000	212,445
Williams Partners LP
4.30%	03/04/24	493,000	495,186
Windstream Corp.
6.38%	08/01/23	400,000	390,000	(a)
WM Wrigley Jr Co.
2.00%	10/20/17	213,000	213,516	(h)
2.90%	10/21/19	425,000	428,831	(h)
WPX Energy Inc.
5.25%	01/15/17	399,000	426,930	(a)
Xilinx Inc.
2.13%	03/15/19	213,000	210,461
3.00%	03/15/21	298,000	295,512
XLIT Ltd.
5.25%	12/15/43	201,000	213,034
Xstrata Finance Canada Ltd.
2.70%	10/25/17	271,000	274,279	(a,h)
Zhaikmunai LLP
7.13%	11/13/19	400,000	415,000	(a,h)
Zoetis Inc.
3.25%	02/01/23	357,000	344,346
			102,465,610
Non-Agency Collateralized Mortgage Obligations—5.7%
American Tower Trust I (REIT)
1.55%	03/15/43	627,000	612,446	(a,h)

Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	190,000	207,346
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	880,000	924,709	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.83%	02/10/51	31,778	35,336	(a,b)
Banc of America Commercial Mortgage Trust 2008-1
6.25%	02/10/51	180,000	204,812	(a,b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.29%	11/10/42	390,000	403,782	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	420,000	443,307	(b)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	376,573	387,123	(b)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	210,000	225,913	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	430,000	480,477	(b)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	220,000	226,919	(b)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	179,832	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	252,901	(b)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	715,000	760,691	(b)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.23%	10/25/35	118,929	1	(b)
GS Mortgage Securities Corp. II 2012-GC9
2.38%	11/10/45	982,980	126,833	(b,f)
GS Mortgage Securities Corp. II 2013-KYO
2.76%	11/08/29	220,000	223,064	(b,h)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	210,000	211,512	(h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	410,000	426,359	(a)
5.31%	08/10/44	190,000	209,948	(a,b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	215,000	221,449
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	420,000	406,905
Impac CMB Trust Series 2004-5
0.87%	10/25/34	197,665	190,542	(a,b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.94%	12/15/47	1,278,543	130,312	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	761,076	784,419	(a,b)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	243,018	248,108	(b)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	270,000	294,737
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	710,000	779,434
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	125,000	127,967	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	170,000	178,321	(b)

JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	310,000	318,326	(b)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	210,000	213,455	(b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.78%	12/15/39	2,520,740	7,235	(b,f,h)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	214,739	223,328
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	410,000	435,454	(a)
LB-UBS Commercial Mortgage Trust 2006-C4
5.83%	06/15/38	186,513	203,268	(a,b)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	520,000	574,296	(h)
6.11%	07/15/40	445,000	492,210	(b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	65,964	5,359	(f)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	570,000	619,077	(a,b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	388,000	374,929	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.84%	02/15/47	210,000	188,543	(b,h)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	610,000	623,951	(a,b)
Morgan Stanley Capital I Trust 2006-IQ11
5.65%	10/15/42	250,000	230,625	(a,b)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	450,000	476,717	(a,b)
5.27%	10/12/52	320,000	340,661	(a,b)
Morgan Stanley Capital I Trust 2006-T23
5.81%	08/12/41	160,000	174,316	(a,b)
Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	430,000	481,813	(a,b)
Morgan Stanley Capital I Trust 2008-T29
6.28%	01/11/43	210,000	241,557	(a,b)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	206,971	(a,b,h)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	166,149	1,183
WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	210,000	219,801	(a,b,h)
WFRBS Commercial Mortgage Trust 2013-C15
4.49%	08/15/46	173,000	154,231	(b,h)
WFRBS Commercial Mortgage Trust 2013-C16
4.99%	09/15/46	290,000	275,372	(b,h)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	242,895
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	290,000	298,683
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	551,715	(b)
			18,081,476
Sovereign Bonds—1.5%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100,000	107,125	(h)
Government of Brazil
4.25%	01/07/25	200,000	193,500

Government of Chile
3.63%	10/30/42	148,000	122,470
Government of Colombia
2.63%	03/15/23	323,000	290,700
4.38%	07/12/21	200,000	208,000
5.63%	02/26/44	334,000	348,696
Government of Dominican Republic
7.50%	05/06/21	200,000	223,000	(h)
Government of Mexico
4.75%	03/08/44	398,000	378,100	(a)
5.75%	10/12/10	72,000	70,740
6.05%	01/11/40	84,000	95,550	(a)
Government of Panama
6.70%	01/26/36	59,000	69,325	(a)
Government of Peru
6.55%	03/14/37	225,000	270,563	(a)
Government of Philippines
6.38%	01/15/32	200,000	244,000	(a)
Government of Poland
3.00%	03/17/23	220,000	205,700	(a)
5.00%	03/23/22	348,000	379,755	(a)
5.13%	04/21/21	20,000	22,085
Government of South Africa
5.88%	05/30/22	200,000	219,540
Government of Turkey
3.25%	03/23/23	573,000	501,088	(a)
6.63%	02/17/45	137,000	144,364
6.88%	03/17/36	589,000	638,476	(a)
Government of Uruguay
4.50%	08/14/24	200,000	205,000
			4,937,777
Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	275,000	312,928
Denver City & County School District No 1
4.24%	12/15/37	370,000	347,323	(a)
Municipal Electric Authority of Georgia
6.64%	04/01/57	317,000	359,018	(a)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	182,511	(a)
Port Authority of New York & New Jersey
4.46%	10/01/62	520,000	487,027	(a)
South Carolina State Public Service Authority
6.45%	01/01/50	200,000	234,264	(a)
State of California
5.70%	11/01/21	280,000	327,018	(a)
			2,250,089
FNMA—0.0% *
Lehman TBA
5.50%	TBA	239,317	—	(**,j,k)

Total Bonds and Notes (Cost $312,952,175)			314,336,509

	Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $322,150)	12,886	320,861

Total Investments in Securities (Cost $313,274,325)		314,657,370

Short-Term Investments—11.1%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $35,425,258)		35,425,258	(e,l)

Total Investments (Cost $348,699,583)		350,082,628

Liabilities in Excess of Other Assets, net—(9.7)%		(30,863,162)

NET ASSETS—100.0%		$319,219,466

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
2 Yr. U.S. Treasury Notes Futures	June 2014	207	$45,449,437	$(20,126)

The Fund had the following short futures contracts open at March 31, 2014:
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	June 2014	120	$(15,986,250)	$(59,007)
Ultra Long-Term U.S. Treasury Bond Futures	June 2014	18	(2,600,437)	(41,183)
5 Yr. U.S. Treasury Notes Futures	June 2014	23	(2,735,922)	3,218
10 Yr. U.S. Treasury Notes Futures	June 2014	263	(32,480,500)	222,395

				$125,423

				$105,297

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(e)	Coupon amount represents effective yield.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to $21,647,583 or 6.78% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is in default.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(l)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of March 31, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Notes to Financial Statements

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2014:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$94,222,342	$—	$94,222,342
	Agency Mortgage Backed	—	90,223,395	—	90,223,395
	Agency Collateralized Mortgage Obligations	—	1,151,367	—	1,151,367
	Asset Backed	—	1,004,453	—	1,004,453
	Corporate Notes	—	102,465,610	—	102,465,610
	Non-Agency Collateralized Mortgage Obligations	—	18,081,476	—	18,081,476
	Sovereign Bonds	—	4,937,777	—	4,937,777
	Municipal Bonds and Notes	—	2,250,089	—	2,250,089
	Preferred Stocks	320,861	—	—	320,861
	Short-Term Investments	35,425,258	—	—	35,425,258

	Total Investments in Securities	$35,746,119	$314,336,509	$—	$350,082,628

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(20,126)	$—	$—	$(20,126)
	Short Futures Contracts—Unrealized Appreciation	225,613	—	—	225,613
	Short Futures Contracts—Unrealized Depreciation	(100,190)	—	—	(100,190)

	Total Other Financial Instruments	$105,297	$—	$—	$105,297

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2014, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Income Fund	$348,699,583	$4,414,075	$(3,031,030)	$1,383,045

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 28, 2014

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 28, 2014